Note 14 - Operating Expenses - Audit and Non-audit Fees (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Audit fees		€ 1,190	€ 599
Non-audit fees	[1]	2	6
Total		1,192	605
Audit Conseil Expertise - PKF [member]
Statement Line Items [Line Items]
Audit fees			599	€ 707
Non-audit fees	[1]		6	24
Total			€ 605	731
Deloitte & Associés [member]
Statement Line Items [Line Items]
Audit fees		1,190		707
Non-audit fees	[1]	2		24
Total		€ 1,192		€ 731

[1]	Non-audit fees: these fees correspond to services performed by the auditors related to the production of certification in the context of the declaration of expenses for the obtention of grants; to the verification report of social and environmental information, special reports within the framework of operations on the Company's capital